Derivative instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Derivative financial assets	$ 131,728	$ 150,109
Derivative financial liabilities	140,707	154,906
Notional amounts related to derivative financial assets and liabilities	10,337,600	9,302,100
Other amounts values	14,028,400	11,376,500
Interest rate risk
Derivative [Line Items]
Derivative financial assets	35,300	39,800
Derivative financial liabilities	32,800	37,500
Notional amounts related to derivative financial assets and liabilities	2,471,700	2,080,300
Other amounts values	13,749,000	11,255,400
Credit derivative
Derivative [Line Items]
Derivative financial assets	1,800	1,000
Derivative financial liabilities	1,600	1,200
Notional amounts related to derivative financial assets and liabilities	93,100	73,900
Foreign exchange risk
Derivative [Line Items]
Derivative financial assets	65,400	85,500
Derivative financial liabilities	71,700	88,500
Notional amounts related to derivative financial assets and liabilities	6,367,100	6,080,100
Other amounts values	179,600	40,100
Equity / index
Derivative [Line Items]
Derivative financial assets	27,300	22,200
Derivative financial liabilities	32,900	26,100
Notional amounts related to derivative financial assets and liabilities	1,191,100	885,800
Other amounts values	84,300	63,400
Commodities
Derivative [Line Items]
Derivative financial assets	1,600	1,400
Derivative financial liabilities	1,300	1,400
Notional amounts related to derivative financial assets and liabilities	128,600	132,300
Other amounts values	15,500	17,600
Other
Derivative [Line Items]
Derivative financial assets	300	200
Derivative financial liabilities	400	100
Notional amounts related to derivative financial assets and liabilities	86,000	49,700
of which: forwards | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	100	200
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	114,000	72,300
Other amounts values	1,061,400	792,700
of which: forwards | Over-the-counter (OTC) contracts | Foreign exchange risk
Derivative [Line Items]
Derivative financial assets	15,600	26,500
Derivative financial liabilities	18,900	28,600
Notional amounts related to derivative financial assets and liabilities	1,881,700	1,763,800
of which: forwards | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	31,500	47,700
of which: swaps | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	23,000	25,200
Derivative financial liabilities	18,200	19,800
Notional amounts related to derivative financial assets and liabilities	788,000	607,100
Other amounts values	11,884,100	9,728,600
of which: swaps | Over-the-counter (OTC) contracts | Foreign exchange risk
Derivative [Line Items]
Derivative financial assets	43,500	49,600
Derivative financial liabilities	46,700	50,400
Notional amounts related to derivative financial assets and liabilities	3,587,200	3,233,000
Other amounts values	178,700	38,400
of which: swaps | Over-the-counter (OTC) contracts | Equity / index
Derivative [Line Items]
Derivative financial assets	6,000	5,300
Derivative financial liabilities	8,900	6,600
Notional amounts related to derivative financial assets and liabilities	263,400	217,400
of which: swaps | Over-the-counter (OTC) contracts | Commodities
Derivative [Line Items]
Derivative financial assets	700	500
Derivative financial liabilities	500	700
Notional amounts related to derivative financial assets and liabilities	44,800	38,500
of which: options | Over-the-counter (OTC) contracts | Interest rate risk
Derivative [Line Items]
Derivative financial assets	12,100	14,200
Derivative financial liabilities	14,400	17,500
Notional amounts related to derivative financial assets and liabilities	1,569,400	1,392,500
of which: options | Over-the-counter (OTC) contracts | Foreign exchange risk
Derivative [Line Items]
Derivative financial assets	6,200	9,300
Derivative financial liabilities	6,100	9,200
Notional amounts related to derivative financial assets and liabilities	892,600	1,073,200
of which: options | Over-the-counter (OTC) contracts | Equity / index
Derivative [Line Items]
Derivative financial assets	2,800	2,800
Derivative financial liabilities	5,900	4,400
Notional amounts related to derivative financial assets and liabilities	193,400	140,600
of which: options | Over-the-counter (OTC) contracts | Commodities
Derivative [Line Items]
Derivative financial assets	600	400
Derivative financial liabilities	300	300
Notional amounts related to derivative financial assets and liabilities	38,400	29,100
of which: options | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Notional amounts related to derivative financial assets and liabilities	200	8,300
Other amounts values	96,100	127,700
of which: options | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Derivative financial assets	10,300	9,000
Derivative financial liabilities	10,000	8,100
Notional amounts related to derivative financial assets and liabilities	732,700	526,700
Other amounts values	6,900	11,200
of which: futures | Exchange-traded derivatives (ETD) | Interest rate risk
Derivative [Line Items]
Other amounts values	707,400	606,300
of which: futures | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Other amounts values	77,300	52,200
of which: futures | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Other amounts values	13,000	16,400
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Equity / index
Derivative [Line Items]
Derivative financial assets	8,100	5,100
Derivative financial liabilities	8,000	7,000
of which: client-cleared transactions | Exchange-traded derivatives (ETD) | Commodities
Derivative [Line Items]
Derivative financial assets	200	200
Derivative financial liabilities	300	300
of which: credit default swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Line Items]
Derivative financial assets	1,600	900
Derivative financial liabilities	1,500	1,000
Notional amounts related to derivative financial assets and liabilities	91,400	71,000
of which: total return swaps | Over-the-counter (OTC) contracts | Credit derivative
Derivative [Line Items]
Derivative financial assets	0	100
Derivative financial liabilities	100	200
Notional amounts related to derivative financial assets and liabilities	$ 700	$ 1,200